INCOME TAXES (Details) - Reconciliation of income taxes at the Federal statutory tax rate - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Reconciliation of income taxes at the Federal statutory tax rate [Abstract]
Income tax benefit at U.S. Federal statutory income Tax rate	$ (469,000)	$ (3,266,000)
Income tax benefit at U.S. Federal statutory income Tax rate	(34.00%)	(34.00%)
State income taxes	$ (117,000)	$ (6,000)
State income taxes	(8.50%)	(0.06%)
Permanent differences	$ 1,000	$ 1,529,000
Permanent differences	0.10%	15.92%
Expiring net operating losses, credits and other	$ (22,000)	$ 115,000
Expiring net operating losses, credits and other	(1.60%)	1.19%
Foreign rate difference on impairment		$ 21,000
Foreign rate difference on impairment	0.00%	0.22%
Change in valuation allowance	$ 607,000	$ 1,607,000
Change in valuation allowance	44.00%	16.73%
Income tax provision
Income tax provision	0.00%	0.00%